Employee Incentive Schemes - Restricted Stock Awards Activity (Detail) (AUD)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of shares, Beginning Balance	260,801
Number of shares, Granted	2,040
Number of shares, Release of restricted shares	(28,354)
Number of shares, Ending Balance	234,487
Weighted average issue price, Beginning Balance	0.72
Weighted average issue price, Granted	0.49
Weighted average issue price, Release of restricted shares	0.71
Weighted average issue price, Ending Balance	0.72